Fair Value (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Loans held for sale, at fair value	$ 1,155	$ 3,049
Financial liabilities
Subordinated Debentures	(5,155)	(5,155)
Carrying Value [Member]
Financial assets
Cash and due from financial institutions	6,857	8,146
Interest-earning time deposits at other financial institutions	7,141
Securities available for sale	125,620	131,974
Federal Home Loan Bank stock	3,817	3,817
Loans held for sale	1,155	3,049
Loans, net	313,692	295,359
Accrued interest receivable	1,481	1,518
Financial liabilities
Deposits	(348,970)	(333,560)
Federal Home Loan Bank advances	(49,009)	(72,021)
Subordinated Debentures	(5,155)	(5,155)
FDIC guaranteed unsecured borrowings		(4,981)
Accrued interest payable	(198)	(396)
Derivatives - interest rate swaps	(1,984)	(2,283)
Fair Value [Member]
Financial assets
Cash and due from financial institutions		8,146
Securities available for sale		131,974
Loans held for sale, at fair value		3,049
Loans held for sale	1,155	3,049
Loans, net		301,293
Accrued interest receivable		1,518
Financial liabilities
Deposits		(331,486)
Federal Home Loan Bank advances		(74,307)
Subordinated Debentures		(4,582)
FDIC guaranteed unsecured borrowings		(4,989)
Accrued interest payable		(396)
Derivatives - interest rate swaps		(2,283)
Fair Value [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets
Cash and due from financial institutions	6,857
Interest-earning time deposits at other financial institutions
Securities available for sale
Loans held for sale, at fair value
Loans, net
Accrued interest receivable	2
Financial liabilities
Deposits
Federal Home Loan Bank advances
Subordinated Debentures
Accrued interest payable
Derivatives - interest rate swaps
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Cash and due from financial institutions
Interest-earning time deposits at other financial institutions	7,197
Securities available for sale	125,620
Loans held for sale, at fair value	1,155
Loans, net
Accrued interest receivable	802
Financial liabilities
Deposits	(347,348)
Federal Home Loan Bank advances	(51,059)
Subordinated Debentures
Accrued interest payable	(196)
Derivatives - interest rate swaps	(1,984)
Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Cash and due from financial institutions
Interest-earning time deposits at other financial institutions
Securities available for sale
Loans held for sale, at fair value
Loans, net	318,534
Accrued interest receivable	677
Financial liabilities
Deposits
Federal Home Loan Bank advances
Subordinated Debentures	(5,188)
Accrued interest payable	(2)
Derivatives - interest rate swaps